Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (202,272)	$ (417,060)	$ (392,567)
Adjustments to reconcile net loss to net cash flows
Depreciation of property, plant and equipment and right-of-use assets and amortization of intangible assets	49,966	51,702	48,315
Impairment of property, plant and equipment and right-of-use assets and intangible assets		1,828	285
Impairment (gain)/loss on trade receivables	(234)	611	3,088
Write-down of inventories	3,095	16,981	28,839
Share-based compensation	13,598	21,446	35,466
Movements in provisions	(14,414)	36,341	3,800
Finance income	(57,758)	(117,876)	(15,256)
Finance expenses	70,179	69,029	16,665
Income tax expense/(benefit)	3,699	8,895	(4,827)
(Gain)/Loss on disposal of property, plant and equipment and intangible assets	(307)	675	(932)
Impairment related to assets held for sale			38,293
Impairment related to discontinued construction of production facilities	24,117	172,588
Impairment related to closure of production facility	19,113
Other	1,441		(226)
Interest received	8,285	9,630	2,145
Interest paid	(24,518)	(20,504)	(12,875)
Income tax paid	(3,386)	(18,098)	(2,960)
Changes in working capital:
Changes in working capital:			0
(Increase)/decrease in inventories	(3,456)	30,543	(55,018)
Decrease/(increase) in trade receivables, other current receivables, prepaid expenses	14,786	(2,502)	6,991
(Decrease)/increase in trade payables, other current liabilities, accrued expenses	(16,362)	(9,855)	31,828
Net cash flows used in operating activities	(114,428)	(165,626)	(268,946)
Investing activities
Purchase of intangible assets	(2,055)	(2,950)	(4,510)
Purchase of property, plant and equipment	(39,140)	(66,095)	(201,655)
Investments in financial assets		(1,651)
Proceeds from sales of property, plant and equipment	31,201
Proceeds from sale of assets held for sale		43,998
Proceeds from short-term investments			240,959
Other	743
Net cash flows (used in)/from investing activities	(9,251)	(26,698)	34,794
Financing activities
Proceeds from liabilities to credit institutions		176,854	47,850
Repayment of liabilities to credit institutions	(2,678)	(102,848)	(1,032)
Repayment of lease liabilities	(19,645)	(11,411)	(10,899)
Payment of loan transaction costs	(4,965)	(32,550)
Cash flows (used in)/from financing activities	(27,288)	354,995	35,919
Net (decrease)/increase in cash and cash equivalents	(150,967)	162,671	(198,233)
Cash and cash equivalents at January 1	249,299	82,644	295,572
Exchange rate differences in cash and cash equivalents	591	3,984	(14,695)
Cash and cash equivalents at December 31	$ 98,923	249,299	$ 82,644
Convertible Notes
Financing activities
Proceeds from Convertible Notes		$ 324,950